Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Jun 17, 2013
Document Effective Date	Jun 17, 2013
Prospectus Date	Mar 1, 2013

MANNING & NAPIER FUND, INC.

Supplement dated June 17, 2013 to the following Prospectuses:

The Prospectuses dated March 1, 2013 for the following Series and Classes:

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2015 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2025 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2035 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2045 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

Target 2055 Series – Classes C, I, K and R

(the “Target Series Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

2.	Changes with Respect to the Target Income Series

In the “Summary of Past Performance” section of the Target Income Series’ summary section of the Target Series Prospectus, the Average Annual Total Return table is hereby deleted and replaced by the following:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
	1 Year	Since Inception
Class K Shares
Return Before Taxes	8.69%	5.46%
Return After Taxes on Distributions	7.29%	4.31%
Return After Taxes on Distributions and Sale of Series Shares	6.60%	4.20%
Class I Shares — Return Before Taxes	9.04%	5.73%
Class R Shares — Return Before Taxes	8.41%	5.20%
Class C Shares — Return Before Taxes	7.91%	4.67%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Intermediate Aggregate Bond Index	3.56%	5.17%
Target Income Blended Index	6.89%	5.24%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated June 17, 2013 to the following Prospectuses:

The Prospectuses dated March 1, 2013 for the following Series and Classes:

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2015 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2025 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2035 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2045 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

Target 2055 Series – Classes C, I, K and R

(the “Target Series Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

2.	Changes with Respect to the Target Income Series

In the “Summary of Past Performance” section of the Target Income Series’ summary section of the Target Series Prospectus, the Average Annual Total Return table is hereby deleted and replaced by the following:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
	1 Year	Since Inception
Class K Shares
Return Before Taxes	8.69%	5.46%
Return After Taxes on Distributions	7.29%	4.31%
Return After Taxes on Distributions and Sale of Series Shares	6.60%	4.20%
Class I Shares — Return Before Taxes	9.04%	5.73%
Class R Shares — Return Before Taxes	8.41%	5.20%
Class C Shares — Return Before Taxes	7.91%	4.67%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Intermediate Aggregate Bond Index	3.56%	5.17%
Target Income Blended Index	6.89%	5.24%

Target Income Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

Supplement dated June 17, 2013 to the following Prospectuses:

The Prospectuses dated March 1, 2013 for the following Series and Classes:

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2015 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2025 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2035 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2045 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

Target 2055 Series – Classes C, I, K and R

(the “Target Series Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

2.	Changes with Respect to the Target Income Series

In the “Summary of Past Performance” section of the Target Income Series’ summary section of the Target Series Prospectus, the Average Annual Total Return table is hereby deleted and replaced by the following:

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
	1 Year	Since Inception
Class K Shares
Return Before Taxes	8.69%	5.46%
Return After Taxes on Distributions	7.29%	4.31%
Return After Taxes on Distributions and Sale of Series Shares	6.60%	4.20%
Class I Shares — Return Before Taxes	9.04%	5.73%
Class R Shares — Return Before Taxes	8.41%	5.20%
Class C Shares — Return Before Taxes	7.91%	4.67%
Indices: (reflect no deduction for fees, expenses, or taxes)
Barclays Capital U.S. Intermediate Aggregate Bond Index	3.56%	5.17%
Target Income Blended Index	6.89%	5.24%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Target Income Series | CLASS I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%
Target Income Series | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Target Income Series | CLASS R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Target Income Series | CLASS C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Target Income Series | Return After Taxes on Distributions | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Target Income Series | Return After Taxes on Distributions and Sale of Series Shares | CLASS K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.20%
Target Income Series | Barclays Capital U.S. Intermediate Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Target Income Series | Target Income Blended Index (reflect no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 17, 2013